Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - USD ($)	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Schedule Of Financial Information Before Intragroup Eliminations For Non Wholly Owned Subsidiary Abstract
Non-controlling interest percentage	18.10%	33.20%
Assets
Current	$ 863,885	$ 3,891,219
Non-current	3,083,039	2,331,588
Total Assets	3,946,924	6,222,807
Liabilities
Current	752,003	619,916
Non-current	37,355,830	31,493,748
Total Liabilities	38,107,833	32,113,664
Net liabilities	(34,160,909)	(25,890,857)
Non-controlling interest	(5,932,235)	(7,810,928)
Net loss	(7,621,560)	(15,357,602)
Net loss attributed to non-controlling interest	$ (1,686,991)	$ (2,639,195)